Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Schedule of Accounts receivable, net, classified as current (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Trade accounts receivable	$ 79,633		$ 79,633		$ 74,601
Contract assets	166,329		166,329		132,858	$ 134,311
Accounts receivables gross	245,962		245,962		207,459	44,419
Less: allowance for doubtful accounts	(2,827)		(2,827)		(5,614)
Accounts receivable, net	243,135		243,135		$ 201,845	$ 174,797
Discount charges	$ 439	$ 266	$ 645	$ 550